Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0000002488
Registrant Name	ADVANCED MICRO DEVICES INC
Registration File Number	333-298288
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES